UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

	NASDAQ-100 Bull 2.5X Fund
	Schedule of Investments
	January 31, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 23.4%
72,500	PowerShares QQQ	$3,269,750
	TOTAL INVESTMENT COMPANIES (Cost $3,351,066)	$3,269,750
Principal
Amount		Value
SHORT TERM INVESTMENTS - 60.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.8%
$8,100,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008	$8,100,000

Shares
MONEY MARKET FUNDS - 2.7%
372,460	Fidelity Institutional Money Market Portfolio	$372,460

	TOTAL SHORT TERM INVESTMENTS (Cost $8,472,460)	$8,472,460

	Total Investments (Cost $11,823,526) - 83.9%	$11,742,210
	Other Assets in Excess of Liabilities - 16.1%	2,258,203
	TOTAL NET ASSETS - 100.0%	$14,000,413

Percentages are stated as a percent of net assets.

	NASDAQ-100 Bull 2.5X Fund
	Options Written
	January 31, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
30	PowerShares QQQ
	Expiration: February, 2008, Exercise Price: $46.00	$2,040
100	PowerShares QQQ
	Expiration: February, 2008, Exercise Price: $47.00	3,400
100	PowerShares QQQ
	Expiration: March, 2008, Exercise Price: $48.00	6,300
100	PowerShares QQQ
	Expiration: March, 2008, Exercise Price: $49.00	5,100
	Total Options Written (Premiums received $14,920)	$16,840

NASDAQ-100 Bull 2.5X Fund
Futures Contracts
January 31, 2008 (Unaudited)
		Unrealized
Contracts		(Depreciation)
865	NASDAQ-100 Mini Futures Contract
	Expiring March 2008
	(Underlying Face Amount at Market Value $31,849,300)	$(3,280,398)

	NASDAQ-100 Bear 2.5X Fund
	Schedule of Investments
	January 31, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 1.6%
2,500	PowerShares QQQ		$112,750
	TOTAL INVESTMENT COMPANIES (Cost $113,219)		$112,750

Principal
Amount			Value
SHORT TERM INVESTMENTS - 56.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.5%
$1,800,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008		$1,800,000
2,000,000	Federal Home Loan Bank Discount Note,
	2.590%, 02/26/2008		1,996,041
			$3,796,041
Shares
MONEY MARKET FUNDS - 4.0%
288,439	Fidelity Institutional Money Market Portfolio		$288,439

	TOTAL SHORT TERM INVESTMENTS (Cost $4,084,480)		$4,084,480

	Total Investments (Cost $4,197,699) - 58.1%		$4,197,230
	Other Assets in Excess of Liabilities - 41.9%		3,026,665
	TOTAL NET ASSETS - 100.0%		$7,223,895

Percentages are stated as a percent of net assets.

	NASDAQ-100 Bear 2.5X Fund
	Options Written
	January 31, 2008 (Unaudited)

Contracts			Value
	PUT OPTIONS
160	PowerShares QQQ
	Expiration: February, 2008, Exercise Price: $42.00		$5,600
10	PowerShares QQQ
	Expiration: February, 2008, Exercise Price: $44.00		860
10	PowerShares QQQ
	Expiration: March, 2008, Exercise Price: $43.00		1,200
	Total Options Written (Premiums received $11,710)		$7,660

	NASDAQ-100 Bear 2.5X Fund
	Short Futures Contracts
	January 31, 2008 (Unaudited)
			Unrealized
Contracts			(Depreciation)
36	NASDAQ-100 Mini Futures Contract
	Expiring March 2008
	(Underlying Face Amount at Market Value $1,325,520)		$(20,596)

	NASDAQ-100 Bear 2.5X Fund
	Short Equity Swap Contracts
	January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	NASDAQ-100 Stock Index	9,195	$17,362,752	5/5/08	$ 456,160

S&P 500 Bull 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 38.9%
15,000	SPDR Trust Series 1		$2,060,550
	TOTAL INVESTMENT COMPANIES (Cost $2,044,358)		$2,060,550

Principal
Amount
SHORT TERM INVESTMENTS - 39.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.9%
$1,800,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008		$1,800,000

Shares
MONEY MARKET FUNDS - 5.7%
303,485	Fidelity Institutional Money Market Portfolio		$303,485

	TOTAL SHORT TERM INVESTMENTS (Cost $2,103,485)		$2,103,485

	Total Investments (Cost $4,147,843) - 78.5%		$4,164,035
	Other Assets in Excess of Liabilities - 21.5%		1,142,590
	TOTAL NET ASSETS - 100.0%		$5,306,625

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Options Written
January 31, 2008 (Unaudited)

Contracts			Value
	CALL OPTIONS
20	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $136.00		$7,400
80	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $139.00		14,800
50	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $140.00		8,200
	Total Call Options Written (Premiums received $26,110)		$30,400

S&P 500 Bull 2.5X Fund
Futures Contracts
January 31, 2008 (Unaudited)
			Unrealized
Contracts			Appreciation
44	S&P 500 Mini Futures Contract
	Expiring March 2008
	(Underlying Face Amount at Market Value $3,023,350)		$34,432

S&P 500 Bull 2.5X Fund
Equity Swap Contracts
January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	S&P 500® Index	5,990	$8,266,115	5/2/08	$ (20,328)

S&P 500 Bear 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 81.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.8%
$18,900,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008		$18,900,000
3,000,000	Federal Home Loan Bank Discount Note,
	2.590%, 02/26/2008		2,994,063
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,894,063)		$21,894,063

Shares
MONEY MARKET FUNDS - 1.1%
290,663	Fidelity Institutional Money Market Portfolio		$290,663

	TOTAL SHORT TERM INVESTMENTS (Cost $22,184,726)		$22,184,726

	Total Investments (Cost $22,184,726) - 81.9%		$22,184,726
	Other Assets in Excess of Liabilities - 18.1%		4,903,993
	TOTAL NET ASSETS - 100.0%		$27,088,719

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Options Written
January 31, 2008 (Unaudited)

Contracts			Value
	PUT OPTIONS
50	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $123.00		$1,150
40	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $126.00		1,600
100	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $128.000		6,700
100	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $130.00		10,000
10	SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $132.00		1,350
	Total Options Written (Premiums received $53,410)		$20,800

S&P 500 Bear 2.5X Fund
Short Futures Contracts
January 31, 2008 (Unaudited)
			Unrealized
Contracts			Depreciation
720	S&P 500 Mini Futures Contract
	Expiring March 2008
	(Underlying Face Amount at Market Value $49,473,000)		$(963,453)

S&P 500 Bear 2.5X Fund
Short Equity Swap Contracts
January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	S&P 500® Index	13,458	$18,451,315	5/2/08	$ (89,221)

Japan Bull 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 85.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.0%
$3,300,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008		$3,300,000

Shares
MONEY MARKET FUNDS - 6.0%
250,607	Fidelity Institutional Money Market Portfolio		$250,607

	TOTAL SHORT TERM INVESTMENTS (Cost $3,550,607)		$3,550,607

	Total Investments (Cost $3,550,607) - 85.0%		$3,550,607
	Other Assets in Excess of Liabilities - 15.0%		625,998
	TOTAL NET ASSETS - 100.0%		$4,176,605

Percentages are stated as a percent of net assets.

Japan Bull 2X Fund
Futures Contracts
January 31, 2008 (Unaudited)

				Unrealized
Contracts				Depreciation
118	Nikkei 225 Futures Contracts
	Expiring March 2008
	(Underlying Face Amount at Market Value $8,035,800)			$(1,253,259)

Japan Bull 2X Fund
Equity Swap Contracts
January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	18,400	$230,736	03/10/2008	$ 3,588

	Latin America Bull 2X Fund
	Schedule of Investments
	January 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 19.9%
Beverages - 0.6%
32,848	Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	$1,188,112

Chemicals - 0.3%
3,676	Sociedad Quimica y Minera De Chile S.A. ADR (Chile)	651,461

Commercial Banks - 2.1%
112,015	Banco Bradesco S.A. ADR (Brazil)	3,037,847
6,310	Banco De Chile ADR (Chile)	337,900
14,024	Banco Santander-Chile ADR (Chile)	688,017
9,166	Grupo Financiero Galicia S.A. ADR (Argentina)(a)	58,296
		4,122,060
Construction Materials - 1.3%
91,541	Cemex S.A.B. de C.V. ADR (Mexico)(a)	2,481,677

Diversified Telecommunication Services - 1.3%
7,580	Brasil Telecom Participacoes S.A. ADR (Brazil)	529,236
25,282	Compania de Telecommunicaciones de Chile S.A. ADR (Chile)	185,317
50,532	Telefonos de Mexico, S.A.B. de C.V. ADR (Mexico)	1,824,205
		2,538,758
Electric Services - 0.1%
12,981	Companhia Paranaense de Energia ADR (Brazil)	189,133

Electric Utilities - 1.1%
41,149	Companhia Energetica de Minas Gerais ADR (Brazil)	655,504
26,626	Empresa Nacional de Electricidad S.A. ADR (Chile)	947,619
44,732	Enersis S.A. ADR (Chile)	636,089
		2,239,212
Energy Equipment & Services - 0.7%
33,434	Tenaris S.A. ADR (Luxembourg)	1,337,026

Food & Staples Retailing - 0.2%
12,933	Distribucion y Servicio S.A. ADR (Chile)	366,651

Media - 0.6%
54,696	Grupo Televisa S.A. ADR (Mexico)	1,219,174

Metals & Mining - 4.7%
25,028	Companhia Siderurgica Nacional ADR (Brazil)	2,419,957
186,072	Companhia Vale do Rio Doce ADR (Brazil)	5,578,439
50,814	Gerdau S.A. ADR (Brazil)	1,318,623
		9,317,019
Oil & Gas - 3.7%
11,758	Petrobras Energia Participaciones S.A. ADR (Argentina)	141,331
65,559	Petroleo Brasileiro S.A. ADR (Brazil)	7,286,227
		7,427,558
Wireless Telecommunication Services - 3.2%
106,375	America Movil S.A.B. de C.V. ADR (Mexico)	6,372,926

	TOTAL COMMON STOCKS (Cost $37,226,867)	$39,450,767

Shares		Value
INVESTMENT COMPANIES - 24.7%
200,900	iShares MSCI Brazil Index Fund	$15,294,517
100,000	iShares MSCI Emerging Markets Index Fund	13,683,000
83,120	iShares S&P Latin American 40 Index Fund	19,924,695

	TOTAL INVESTMENT COMPANIES (Cost $50,776,948)	$48,902,212

PREFERRED STOCKS - 9.5%
Aerospace & Defense - 0.4%
16,732	Empresa Brasileira de Aeronautica S.A. ADR (Brazil)	726,169

Beverages - 1.2%
33,784	Companhia de Bebidas das Americas ADR (Brazil)	2,401,367

Commercial Banks - 3.0%
152,576	Banco Itau Holding Financeira S.A. ADR (Brazil)	3,551,969
18,155	Uniao de Bancos Brasileiros S.A. ADR (Brazil)	2,374,674
		5,926,643
Metals & Mining - 3.4%
256,654	Companhia Vale Do Rio Doce ADR (Brazil)	6,680,704

Oil & Gas - 1.2%
25,508	Petroleo Brasileiro S.A. ADR (Brazil)	2,380,151

Paper & Forest Products - 0.3%
10,005	Aracruz Celulose S.A. ADR (Brazil)	718,459

	TOTAL PREFERRED STOCKS (Cost $17,912,799)	$18,833,493
Principal
Amount		Value
SHORT TERM INVESTMENTS - 28.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.1%
$55,502,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008	$55,502,000

Shares
MONEY MARKET FUNDS - 0.2%
336,525	Fidelity Institutional Money Market Portfolio	$336,525

	TOTAL SHORT TERM INVESTMENTS (Cost $55,838,525)	$55,838,525

	Total Investments - 82.4% (Cost $161,755,139)	$163,024,997
	Other Assets in Excess of Liabilities - 17.6%	34,886,570
	TOTAL NET ASSETS - 100.0%	$197,911,567

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	Latin America Bull 2X Fund
	Options Written
	January 31, 2008 (Unaudited)

Contracts		Value
CALL OPTIONS
1,000	iShares MSCI Brazil Index Fund
	Expiration: February, 2008, Exercise Price: $80.00	$145,000
	TOTAL OPTIONS WRITTEN
	(Premiums received $88,549)	$145,000

	Latin America Bull 2X Fund
	Equity Swap Contracts
	January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Conterparty	Reference Entity	Contracts	Value	Date	Appreciation
Goldman Sachs	iShares S&P Latin American 40 Index Fund	980,294	$ 229,969,867	10/23/2008	$ 4,637,482
Merrill Lynch	iShares S&P Latin American 40 Index Fund	235,087	53,042,680	2/21/2008	3,221,760
			$ 283,012,547		$ 7,859,242

	Latin America Bear 2X Fund
	Schedule of Investments
	January 31, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 38.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4%
$200,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008		$200,000

Shares
MONEY MARKET FUNDS - 24.3%
336,118	Fidelity Institutional Money Market Portfolio		$336,118

	TOTAL SHORT TERM INVESTMENTS (Cost $536,118)		$536,118

	Total Investments (Cost $536,118) - 38.7%		$536,118
	Other Assets in Excess of Liabilities - 61.3%		849,248
	TOTAL NET ASSETS - 100.00%		$1,385,366

Percentages are stated as a percent of net assets.

	Latin America Bear 2X Fund
	Short Equity Swap Contracts
	January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs & Co.	iShares S&P Latin America 40 Index	11,725	$2,729,273	12/15/08	$ (81,083)
Merrill Lynch	iShares S&P Latin America 40 Index	87	19,630	12/11/08	(1,195)
			$2,748,903		$ (82,278)

	Dollar Bear 2.5X Fund
	Schedule of Investments
	January 31, 2008 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 89.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 85.7%
$10,800,000	Federal Home Loan Bank Discount Note,	$10,800,000
	1.977%, 2/1/2008
Shares
MONEY MARKET FUNDS - 3.5%
438,599	Fidelity Institutional Money Market Portfolio	438,599

	TOTAL SHORT TERM INVESTMENTS (Cost $11,238,599)	$11,238,599

	Total Investments (Cost $11,238,599)	$11,238,599
	Other Assets in Excess of Liabilities - 10.8%	1,356,166
	TOTAL NET ASSETS - 100.0%	$12,594,765

Percentages are stated as a percent of net assets.

	Dollar Bear 2.5X Fund
	Futures Contracts
	January 31, 2008 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
1	British Pound Futures Contract
	Expiring March 2008, (Underlying Face Amount at Market Value $123,950)	$(3,572)
1	Canadian Dollar Futures Contract
	Expiring March 2008, (Underlying Face Amount at Market Value $99,470)	737
13	European Monetary Unit Futures Contract
	Expiring March 2008, (Underlying Face Amount at Market Value $2,412,800)	19,214
2	Japanese Yen Futures Contract
	Expiring March 2008, (Underlying Face Amount at Market Value $235,850)	10,606
1	Swiss Franc Futures Contract
	Expiring March 2008, (Underlying Face Amount at Market Value $115,788)	4,828
		$31,813

	Dollar Bear 2.5X Fund
	Short Futures Contracts
	January 31, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation
379	Dollar Index Futures Contract, Expiring March 2008
	(Underlying Face Amount at Market Value $28,546,280)	$346,973

	Mid Cap Bull 2.5X Fund
	Schedule of Investments
	January 31, 2008 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 74.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.5%
$1,300,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008	$1,300,000

Shares
MONEY MARKET FUNDS - 11.8%
245,134	Fidelity Institutional Money Market Portfolio	$245,134

	TOTAL SHORT TERM INVESTMENTS (Cost $1,545,134)	$1,545,134

	Total Investments (Cost $1,545,134) - 74.3%	$1,545,134
	Other Assets in Excess of Liabilities - 25.7%	534,833
	TOTAL NET ASSETS - 100.0%	$2,079,967

Percentages are stated as a percent of net assets.

	Mid Cap Bull 2.5X Fund
	Options Written
	January 31, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
5	MidCap SPDR Trust Series 1
	Expiration: February, 2008, Exercise Price: $145.00	$1,850
	Total Options Written (Premiums received $1,020)	$1,850

	Mid Cap Bull 2.5X Fund
	Futures Contracts
	January 31, 2008 (Unaudited)
		Unrealized
Contracts		(Depreciation)
29	S&P MidCap 400 Mini Futures
	Expiring March 2008
	(Underlying Face Amount at Market Value $2,332,760)	$(20,784)

	Mid Cap Bull 2.5X Fund
	Equity Swap Contracts
	January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	S&P MidCap 400 Index	800	$628,272	5/5/08	$14,484
Goldman Sachs & Co.	MidCap Spider Trust Series 1	14,775	2,106,915	12/22/08	45,798
			$2,735,187		$60,282

Total Market Bull 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 65.4%
5,960	Vanguard Total Stock Market ETF	$811,037
	TOTAL INVESTMENT COMPANIES (Cost $788,495)	$811,037

Principal
Amount
SHORT TERM INVESTMENTS - 14.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
$100,000	Federal Home Loan Bank Discount Note,
	1.977%, 02/01/2008	$100,000

Shares
MONEY MARKET FUNDS - 6.7%
83,868	Fidelity Institutional Money Market Portfolio	$83,868

	TOTAL SHORT TERM INVESTMENTS (Cost $183,868)	$183,868

	Total Investments (Cost $972,363) - 80.2%	$994,905
	Other Assets in Excess of Liabilities - 19.8%	244,872
	TOTAL NET ASSETS - 100.0%	$1,239,777

Percentages are stated as a percent of net assets.

Total Market Bull 2.5X Fund
Equity Swap Contracts
January 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	Vanguard Total Stock Market ETF	16,715	$ 2,263,611	05/05/2008	$ 7,433

Total Market Bear 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Mid Cap Bear 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bull 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Equity Income Bear 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Dollar Bull 2.5X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Japan Bear 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bull 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Real Estate Bear 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bull 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Biotech Bear 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bull 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Oil & Gas Bear 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bull 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Precious Metals Bear 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bull 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Healthcare Bear 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bull 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

Financial Bear 2X Fund
Schedule of Investments
January 31, 2008 (Unaudited)

No schedule of investments, non-operational Fund

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Total Market Bull 2.5X Fund	S&P 500 Bull 2.5X Fund	S&P 500 Bear 2.5X Fund
Cost of investments	$995,425	$4,121,733	$22,131,316
Gross unrealized appreciation	33,119	65,486	215,184
Gross unrealized depreciation	(33,639)	(53,584)	(182,574)
Net unrealized appreciation/(depreciation)	$(520)	$11,902	$32,610

	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund	Japan Bull 2X Fund
Cost of investments	$11,808,606	$4,185,989	$3,550,607
Gross unrealized appreciation	86,004	457,286	7,674
Gross unrealized depreciation	(169,240)	(453,705)	(7,674)
Net unrealized appreciation/(depreciation)	$(83,236)	$3,581	$0

	Latin America Bull 2X Fund	Mid Cap Bull 2.5X Fund	Dollar Bear 2.5X Fund	Latin America Bear 2X Fund
Cost of investments	$163,156,188	$1,574,483	$11,238,599	$536,118
Gross unrealized appreciation	14,130,859	84,337	383,857	0
Gross unrealized depreciation	(14,407,050)	(115,536)	(383,857)	(0)
Net unrealized appreciation/(depreciation)	$(276,191)	$(31,199)	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/    Daniel D. O’Neill
 Daniel D. O’Neill, President

Date  3/5/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/    Daniel D. O’Neill
   Daniel D. O’Neill, President

Date  3/5/2008

By (Signature and Title)*  /s/     Todd Kellerman
Todd Kellerman, Chief Financial Officer

Date  3/5/2008

* Print the name and title of each signing officer under his or her signature.